SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 14, 2013	May 14, 2012	Sep. 30, 2014 item	Sep. 30, 2013	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Allocation of stock-based compensation cost
Number of stock-based compensation plans			2		2		2
Recognized stock-based compensation expense			$ 164,000	$ 158,000	$ 544,000	$ 817,000
Fair value of option
Options granted							117,611	143,602	109,347
Risk-free interest rate (as a percent)									0.40%
Expected dividend yields (as a percent)									0.00%
Expected life of option									5 years
Expected volatility (as a percent)									61.00%
Earnings Per Share
Percentage of dividend paid on common stock	5.00%	5.00%			0.00%		5.00%	5.00%
Unvested stock options
Allocation of stock-based compensation cost
Recognized stock-based compensation expense							206,952	283,950	230,167
Fair value of option
Options granted							0	0
Restricted stock
Allocation of stock-based compensation cost
Recognized stock-based compensation expense							492,692	317,109	28,603